Exhibit 99
Ford Credit Floorplan Master Owner
Monthly Investor Report

Collection Period	3/1/2011 - 3/31/2011
Payment Date	4/15/2011

Contents	Pages
Trust Summary	1 — 5
2006-1	6 — 7
2006-4	8 — 10
2006-6	11 — 12
2009-2	13 — 15
2010-1	16 — 18
2010-2	19 — 21
2010-3	22 — 24
2010-4	25 — 27
2010-5	28 — 30
2011-1	31 — 33
Trust Summary
I. Principal Receivables

Trust Total
A. Beginning Adjusted Pool Balance	$11,125,453,586.54

B. Principal Collections	$6,002,621,269.80
C. Principal Adjustments	$8,140,360.82
D. Principal Reduction — Redesignated Accounts	$0.00
E. Defaulted Receivables	$0.00
F. New Principal Receivables	$6,475,121,102.38
G. Principal Increase — Additional Accounts	$0.00
H. Net Deposits / (Withdrawals) to the Excess Funding Account	$0.00
Ending Adjusted Pool Balance (A-B-C-D-E+F+G+H)	$11,589,813,058.30
Monthly Principal Payment Rate	53.95%
II. Interest Collections

Trust Total
Gross Interest Collections	$50,934,978.98
Interest Adjustments	$0.00
Recoveries	$0.00
Interest Earned on Collection Account	$7,600.17
Interest Earned on Excess Funding Account	$0.00
Interest Earned on Backup Servicer Reserve Account	$27.46

Interest Collections	$50,942,606.61

Memo: Monthly Yield	5.49%
III. Principal Collections

Trust Total
Principal Collections	$6,002,621,269.80
14-Apr-11 01:46 PM

Ford Credit Floorplan Master Owner
Monthly Investor Report

Collection Period	3/1/2011 - 3/31/2011
Payment Date	4/15/2011
IV. Series

	Beg of Period		End of Period		Payment Date
	Adjusted	Increase/	Adjusted	Increase/	Adjusted
Series	Invested Amount	(Decrease)	Invested Amount	(Decrease)	Invested Amount
2006-1	$0.00	$0.00	$0.00	$0.00	$0.00
2006-4	$2,250,000,000.00	$0.00	$2,250,000,000.00	$0.00	$2,250,000,000.00
2006-6	$600,000,000.00	$0.00	$600,000,000.00	$0.00	$600,000,000.00
2009-2	$1,500,000,000.00	$0.00	$1,500,000,000.00	$0.00	$1,500,000,000.00
2010-1	$1,479,780,000.00	$0.00	$1,479,780,000.00	$0.00	$1,479,780,000.00
2010-2	$250,000,000.00	$0.00	$250,000,000.00	$0.00	$250,000,000.00
2010-3	$1,133,803,000.00	$0.00	$1,133,803,000.00	$0.00	$1,133,803,000.00
2010-4	$0.00	$0.00	$0.00	$0.00	$0.00
2010-5	$586,666,000.00	$0.00	$586,666,000.00	$0.00	$586,666,000.00
2011-1	$880,000,000.00	$0.00	$880,000,000.00	$0.00	$880,000,000.00

Depositors Amt.	$2,445,204,586.54		$2,909,564,058.30
Total	$11,125,453,586.54		$11,589,813,058.30
V. Principal and Interest

	Floating Investor	Investor Principal	Investor Interest
Series	Percentage	Collections	Collections
2006-1	0.00%	$0.00	$0.00
2006-4	20.22%	$1,213,963,795.00	$10,302,579.03
2006-6	5.39%	$323,723,678.67	$2,747,354.41
2009-2	13.48%	$809,309,196.67	$6,868,386.02
2010-1	13.30%	$798,399,708.70	$6,775,800.18
2010-2	2.25%	$134,884,866.11	$1,144,731.00
2010-3	10.19%	$611,731,463.41	$5,191,597.79
2010-4	0.00%	$0.00	$0.00
2010-5	5.27%	$316,529,459.45	$2,686,299.04
2011-1	7.91%	$474,794,728.71	$4,029,453.13

Depositors Pct.	21.98%	$1,319,284,373.08	$11,196,406.00
	100.00%	$6,002,621,269.80	$50,942,606.61

Memo
Excess Depositor Percentage			3.36%
Excess Depositor Collection		$201,441,740.32	$1,709,581.01
Depositor Servicing Fee			$2,037,670.49
Depositor Backup Servicing fee			$18,339.03
VI. Redesignated Accounts — Reassigned

Trust Total
Principal Reduction — Receivables relating to accounts (including Performance Impaired Accounts) that were reassigned by the Issuer to the Depositors	$0.00
14-Apr-11 01:46 PM

Ford Credit Floorplan Master Owner
Monthly Investor Report

Collection Period	3/1/2011 - 3/31/2011
Payment Date	4/15/2011
VII. Excess Funding Account/Backup Servicer Reserve Account

Beginning Period Balance	$0.00
Net Deposits / (Withdrawals)	$0.00
Ending Period Balance	$0.00
Determination Date balance before giving effect to Payment Date Cashflows	$0.00
Determination Date balance after giving effect to Payment Date Cashflows	$0.00

Backup Servicer Reserve Account	$200,000.00

Memo
Excess Funding Account as a pct. of aggregate Adjusted Invested Amount	0.00%
Interest earned on Excess Funding Account	$0.00
VIII. Non-Conforming Receivables

Trust Total
Ineligible Receivables	$228,687,264.27
Dealer Overconcentration	$0.00
Manufacturer Overconcentration (>6% of pool balance) a\	$0.00
Manufacturer Overconcentration (2% to 6% of pool balance) b\	$8,651,667.45
Used Vehicle Overconcentration c\	$0.00
Medium and Heavy Truck Overconcentration	$0.00
Development Dealer Overconcentration	$0.00
Fleet Overconcentration	$0.00
Non-Conforming Receivable Amount	$237,338,931.72

Memo
Principal Receivables relating to Vehicles on Used Lines.	$436,969,198.31
Principal Receivables relating to Vehicles on Used Lines as a pct. of Pool Bal.	3.77%
Principal Receivables relating to AutoNation	$358,406,437.63
Principal Receivables relating to AutoNation as a pct. of Pool Bal.	3.09%
Principal Receivables relating to Development Dealers	$42,672,906.35
Principal Receivables relating to Development Dealers as a pct. of Pool Bal.	0.37%
Principal Receivables relating to Fleet	$213,873,076.32
Principal Receivables relating to Fleet as a pct. of Pool Bal.	1.85%
Principal Receivables relating to New and Used Medium Heavy Truck Lines	$63,048,004.74
Principal Receivables relating to New and Used Medium Heavy Truck Lines as a pct. of Pool Bal.	0.54%
Principal Receivables relating to Program Vehicles d\	$678,209,446.87
Principal Receivables relating to Program Vehicles as pct of Pool Bal	5.85%

a\	Non-Conforming Receivables Amount for Series with a 6% Manufacturer Overconcentration Threshold (Series 2006-4, 2009-2, 2010-1, 2010-2, 2010-3)

b\	Non-Conforming Receivables Amount for Series with a 2% Manufacturer Overconcentration Threshold (Series 2006-1, 2006-6, 2010-4, 2010-5 and 2011-1)

c\	Includes receivables related to vehicles on Used Lines and Program Lines

d\	Primarily off-lease vehicles purchased by a dealer at a Ford Credit approved auction. Program lines are separate from Used Lines
14-Apr-11 01:46 PM

Ford Credit Floorplan Master Owner
Monthly Investor Report

Collection Period	3/1/2011 - 3/31/2011
Payment Date	4/15/2011
IX. Subordination and Depositor Amount as of Determination Date

		Subordinated Pct.	Incremental	Required
		times (Adj. Invested	Subordinated	Subordinated
	Subordinated	Amount minus EFA)	Amount	Amount
Series	Pct. a/	(A)	(B)	(A + B)
2006-1	33.33%	$0.00	$0.00	$0.00
2006-4	11.73%	$263,966,480.45	$50,754,270.82	$314,720,751.27
2006-6	33.33%	$200,000,000.00	$16,762,164.60	$216,762,164.60
2009-2	47.06%	$705,882,352.94	$44,534,384.69	$750,416,737.63
2010-1	24.22%	$358,456,024.84	$37,112,001.99	$395,568,026.83
2010-2	24.22%	$60,559,006.21	$6,269,851.26	$66,828,857.47
2010-3	24.22%	$274,647,931.68	$28,435,104.67	$303,083,036.35
2010-4	18.34%	$0.00	$0.00	$0.00
2010-5	13.64%	$79,999,909.09	$13,968,454.63	$93,968,363.72
2011-1	13.64%	$120,000,000.00	$20,952,705.75	$140,952,705.75

	Required	Required Pool Pct.	Required Depositor
	Subordinated	minus 100% times	Amount as of
	Amount	Initial Invested	Determination Date
Series	(C)	Amount (D)	(C + D)
2006-1	$0.00	$0.00	$0.00
2006-4	$314,720,751.27	$0.00	$314,720,751.27
2006-6	$216,762,164.60	$0.00	$216,762,164.60
2009-2	$750,416,737.63	$0.00	$750,416,737.63
2010-1	$395,568,026.83	$0.00	$395,568,026.83
2010-2	$66,828,857.47	$0.00	$66,828,857.47
2010-3	$303,083,036.35	$0.00	$303,083,036.35
2010-4	$0.00	$0.00	$0.00
2010-5	$93,968,363.72	$0.00	$93,968,363.72
2011-1	$140,952,705.75	$0.00	$140,952,705.75
Required Depositor Amount			$2,282,300,643.62
Depositor Amount			$2,647,115,330.57

Memo: Determination Date Pool Balance	$11,327,364,330.57
X. Redesignation Notice
     Notice is hereby given, pursuant to Section 2.7(b)(1) of the Fifth Amended and Restated Sale and Servicing Agreement dated as of December 1, 2010, that the redesignation of certain Account and the reassignment of the Receivables and Related Security arising in connection with such Accounts occurred on the Redesignation Date of April 1, 2011, and a Redesignated Account Schedule has been delivered to the Owner Trustee and the indenture Trustee in accordance with the Sale and Servicing Agreements.

Redesignated Accounts
Depositor	Trust	Yes	No
Ford Credit Floorplan Corporation	Ford Credit Floorplan Master Owner Trust A	X
Ford Credit Floorplan LLC	Ford Credit Floorplan Master Owner Trust A	X
14-Apr-11 01:46 PM

Ford Credit Floorplan Master Owner
Monthly Investor Report

Collection Period	3/1/2011 - 3/31/2011
Payment Date	4/15/2011
XI. Early Amortization Declarations

	Yes	No
1. Breach of covenants or agreements made in the TSA, Indent. or Supp. and uncured for 60 days		X

2. Failure to make any req. pmt. or deposit under TSA, Indent. or Supp. and uncured for 5 bus. days		X

3. Breach of any rep. or warranty made in the TSA, Indent. or Supp. and uncured for 60 days		X

4. Bankruptcy, insolvency or receivership of Ford Credit, FCFMOTA or Ford		X

5. FCFMOTA is an investment company within the meaning of the ICA of 1940		X

6. Failure of FCF Corp or FCF LLC to convey Receiv. pursuant to the TSA and uncured for 10 days		X

7. Available Sub. Amt. is less than the Required Sub. Amt. and uncured for 5 days		X

8. Servicer default or an event of default with respect to the outstanding notes has occurred		X

9. Average monthly payment rate for the past three periods is less than 21%		X

10. Excess Funding Acct. Bal. exceeds 30% of Outstanding Series Adj. Inv. Amts. for 3 periods		X
Memo
Additional statistical information regarding Ford Credit’s U.S. Dealer Floorplan portfolio and the Trust’s portfolio for the most recently available quarter can be found on Ford Credit’s website at http://fordcredit.com/institutionalinvestments/jindex.html.
14-Apr-11 01:46 PM

Ford Credit Floorplan Master Owner
Monthly Investor Report

Collection Period Payment Date	3/1/2011 — 3/31/2011 4/15/2011
Series 2006-1 Summary
I. 2006-1 Origination Information

Initial Issuance Date: Revised Stated Commitment Expiration Date	March 30, 2006 Various

	Beginning of Period		End of Period		Payment Date
	Adjusted Invested	Increase/	Adjusted	Increase/	Adjusted
	Amount	(Decrease)	Invested Amount	(Decrease)	Invested Amount
Class A1	$0.00	$0.00	$0.00	$0.00	$0.00
Class A5	$0.00	$0.00	$0.00	$0.00	$0.00
Class A6	$0.00	$0.00	$0.00	$0.00	$0.00
Class A8	$0.00	$0.00	$0.00	$0.00	$0.00
Class A10	$0.00	$0.00	$0.00	$0.00	$0.00
Class A11	$0.00	$0.00	$0.00	$0.00	$0.00

II. Series Allocations

Current Floating Investor Percentage	0.00000000%
Investor Principal Collections	$0.00
Principal Default Amounts	$0.00
Investor Interest Collections	$0.00
III. Collections

Interest

Investor Interest Collections	$0.00
Reserve Fund Investment Proceeds	$0.00
Principal Funding Account Investment Proceeds	$0.00
Excess Depositor Interest/Principal Allocation	$0.00

Available Investor Interest Collections	$0.00

Shared Interest Collections from Excess Interest Sharing Group One	$667,986.11
Available Subordination Draw	$0.00
Reserve Fund Draw	$0.00
Reallocated Principal Allocations	$0.00

Total Interest Collections	$667,986.11

Principal
Investor Principal Collections	$0.00
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections	$0.00
Shared Principal Collections from Principal Sharing Group One	$0.00
Reserve Fund Draw	$0.00
Withdrawal from Excess Funding Account	$0.00
Available Investor Principal Collections	$0.00
14-Apr-11 01:46 PM

Ford Credit Floorplan Master Owner
Monthly Investor Report

Collection Period Payment Date	3/1/2011 - 3/31/2011 4/15/2011

IV. Interest Amount Due

Series 2006-1 Interest Amount	$0.00

V. Available Investor Interest Collections Distribution Payments by Priority	$667,986.11

Total Interest Amount	$667,986.11

(1) Series 2006-1 Interest Amount	$0.00
(2) Unpaid Fees and Disbursements to Owner/Indenture Trustee up to a max of $150,000.00 per year	$0.00
(3) Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer the Servicer	$0.00
(4) Investor Default Amount, to be added to Principal Collections	$0.00
(5) Investor Charge-Offs not previously reimbursed to be added to Investor Principal Collections	$0.00
(6) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections	$0.00
(7) Reserve Fund Deposit Amount	$0.00
(8) Monthly Servicing Fee due Ford Credit	$0.00
(9) Required Subordination Shortfall to be sent to the holders of Depositors Interest	$0.00
(10) Series 2006-1 Additional Amounts	$667,986.11
(11) Other Amounts due to the CP issuer or Paying Agent	$0.00
(12) Unpaid Fees and Disbursements to Owner/Indenture Trustee pursuant to Clause (2)	$0.00
(13) Other Amounts due to Back-up Servicer or Successor Servicer	$0.00
(14) Shared with other series in Excess Interest Sharing Group One	$0.00
(15) Remainder released to holders of Depositor Interest	$0.00

VI. Available Investor Principal Collections Distribution Payments by

Available Investor Principal Collections	$0.00
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$0.00

VII. Subordination and Participation

Subordination Percentage	33.33%
Incremental Subordinated Amount	$0.00
Required Subordinated Amount	$0.00
Required Pool Pct. minus 100% times Initial Invested Amount	$0.00
Required Depositor Amount Series 2006-1	$0.00

VIII. Reserve Fund

Beginning of Collection Period Balance	$0.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$0.00
Increases/(Decreases)	$0.00
Payment Date Balance	$0.00

IX. Memo Items

Excess Funding Amount Series 2006-1	$0.00
14-Apr-11 01:46 PM

Ford Credit Floorplan Master Owner
Monthly Investor Report

Collection Period Payment Date	3/1/2011 - 3/31/2011 4/15/2011
Series 2006-4 Summary
I. 2006-4 Origination Information

Date of Origination	June 28, 2006
Expected Final Payment Date	June 15, 2011
Final Maturity Date	June 17, 2013

	Class A Notes	Class B Notes	Total
Original Principal Outstanding	$2,124,300,000.00	$125,700,000.00	$2,250,000,000.00
Interest rate	One Month LIBOR plus 0.25% per year	One Month LIBOR plus 0.55% per year

II. Series Allocations

Current Floating Investor Percentage	20.22389454%
Investor Principal Collections	$1,213,963,795.00
Principal Default Amounts	$0.00
Investor Interest Collections	$10,302,579.03

III. Collections

Interest
Investor Interest Collections	$10,302,579.03
Reserve Fund Investment Proceeds	$3,119.79
Accumulation Period Reserve Account Release	$0.00
Accumulation Period Reserve Account Investment Proceeds	$0.00
Principal Funding Account Investment Proceeds	$0.00
Excess Depositor Interest/Principal Allocation	$532,936.49

Available Investor Interest Collections	$10,838,635.31
Shared Interest Collections from Excess Interest Sharing Group One	$0.00
Available Subordination Draw	$0.00
Reserve Fund Draw	$0.00
Reallocated Principal Collections	$0.00
Total Interest Amounts	$10,838,635.31
Principal
Investor Principal Collections	$1,213,963,795.00
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections	$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)	$0.00
Reserve Fund Draw	$0.00
Available Investor Principal Collections	$1,213,963,795.00

IV. Interest Calculations

	Class A Notes	Class B Notes
Original Principal Outstanding	$2,124,300,000.00	$125,700,000.00
LIBOR	0.25500%	0.25500%
Spread	0.25000%	0.55000%
Note Interest Rate	0.50500%	0.80500%
Days in Interest Period	31	31
Monthly Interest	$923,775.46	$87,134.54
14-Apr-11 01:46 PM

Ford Credit Floorplan Master Owner
Monthly Investor Report

Collection Period Payment Date	3/1/2011 - 3/31/2011 4/15/2011

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount	$10,838,635.31

(1) Current Interest Plus Unpaid Interest from Prior Periods — Class A Notes	$923,775.46
(2) Current Interest Plus Unpaid Interest from Prior Periods — Class B Notes	$87,134.54
(3) Unpaid Fees and Disbursements to Owner/Indenture Trustee up to a max of $150,000.00 per year	$0.00
(4)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer	$21,628.65
(5) Investor Default Amount, to be added to Principal Collections	$0.00
(6) Replenish Reserve Fund	$0.00
(7) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections	$0.00
(8) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections	$0.00
(9) Fund Accumulation Period Reserve Account	$5,625,000.00
(10) Servicing Fees due Ford Credit	$2,403,182.84
(11) Required Subordination Shortfall to be sent to holders of Depositor Interest	$0.00
(12) Unpaid Fees and Disbursements to Owner/Indenture Trustee pursuant to clause (3)	$0.00
(13) Other Amounts due to Back-up Servicer or Successor Servicer	$0.00
(14) Shared with other series in Excess Interest Sharing Group One	$120,058.49
(15) Remainder released to holders of Depositor Interest	$1,657,855.33

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$1,213,963,795.00
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$1,213,963,795.00

VII. Subordination and Participation

Subordination Percentage	11.73%
Incremental Subordinated Amount	$50,754,270.82
Required Subordinated Amount	$314,720,751.27
Required Pool Pct. minus 100% times Initial Invested Amount	$0.00
Required Depositor Amount Series 2006-4	$314,720,751.27

VIII. Distribution to Holders of Notes (per $1,000 denomination note)

Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$0.43

Total Amount Distributed Class A	$0.43

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$0.69

Total Amount Distributed Class B	$0.69
14-Apr-11 01:46 PM

Ford Credit Floorplan Master Owner
Monthly Investor Report

Collection Period Payment Date	3/1/2011 - 3/31/2011 4/15/2011

IX. Reserve Fund

Beginning of Collection Period Balance	$22,500,000.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$22,500,000.00
Increases/(Decreases)	$0.00
Payment Date Balance	$22,500,000.00

X. Memo Items

Excess Funding Amount 2006-4	$0.00
Accumulation Period Reserve Account Balance	$5,625,000.00
Controlled Accumulation Amount — This Period	$0.00
Controlled Accumulation Amount — Cumulative	$0.00
14-Apr-11 01:46 PM

Ford Credit Floorplan Master Owner
Monthly Investor Report

Collection Period	3/1/2011 - 3/31/2011
Payment Date	4/15/2011
Series 2006-6 Summary
I. 2006-6 Origination Information

Initial Issuance Date	September 29, 2006
Initial Stated Commitment Expiration Date	September 29, 2011

	Beginning of Period		End of Period		Payment Date
	Adjusted Invested	Increase/	Adjusted Invested	Increase/	Adjusted Invested
	Amount	(Decrease)	Amount	(Decrease)	Amount
Class A	$600,000,000.00	$0.00	$600,000,000.00	$0.00	$600,000,000.00
Class B	not currently issued

II. Series Allocations

Current Floating Investor Percentage	5.39303854%
Investor Principal Collections	$323,723,678.67
Principal Default Amounts	$0.00
Investor Interest Collections	$2,747,354.41

III. Collections

Interest
Investor Interest Collections	$2,747,354.41
Reserve Fund Investment Proceeds	$831.93
Principal Funding Account Investment Proceeds	$0.00
Excess Depositor Interest/Principal Allocation	$142,116.40

Available Investor Interest Collections	$2,890,302.74

Shared Interest Collections from Excess Interest Sharing Group One	$0.00
Available Subordination Draw	$0.00
Reserve Fund Draw	$0.00
Reallocated Principal Collections	$0.00
Total Interest Amounts	$2,890,302.74

Principal
Investor Principal Collections	$323,723,678.67
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections	$0.00
Shared Principal Collections from Principal Sharing Group One	$0.00
Reserve Fund Draw	$0.00
Withdrawal from Excess Funding Account	$0.00

Available Investor Principal Collections	$323,723,678.67

IV. Interest Amount Due

Class A Interest Amount	$367,609.39
14-Apr-11 01:46 PM

Ford Credit Floorplan Master Owner
Monthly Investor Report

Collection Period	3/1/2011 - 3/31/2011
Payment Date	4/15/2011

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount	$2,890,302.74
(1) Class A Interest Amount	$367,609.39
(2) Class B Interest Amount	$0.00
(3) Unpaid Fees and Disbursements to Owner/Indenture Trustee up to a max of $150,000.00 per year	$0.00
(4) Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer	$5,767.64
(5) Investor default Amount, to be added to Principal Collections	$0.00
(6) Reserve Fund Deposit Amount	$0.00
(7) Investor Charge-Offs not previously reimbursed to be added to Investor Principal Collections	$0.00
(8) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections	$0.00
(9) Monthly Servicing Fee due Ford Credit	$640,848.76
(10) Required Subordination Shortfall to be sent to holders of Depositor Interest	$0.00
(11) Class A Additional Amounts	$164,583.34
(12) Class B Additional Amounts	$0.00
(13) Other Amounts	$0.00
(14) Unpaid Fees and Disbursements to Owner/Indenture Trustee pursuant to clause (3)	$0.00
(15) Other amounts due to Back-up Servicer or Successor Servicer	$0.00
(16) Shared with other series in Excess Interest Sharing Group One	$115,573.28

(17) Remainder released to holders of Depositor Interest	$1,595,920.33
VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$323,723,678.67
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$323,723,678.67

VII. Subordination and Participation

Subordination Percentage	33.33%
Incremental Subordinated Amount	$16,762,164.60
Required Subordinated Amount	$216,762,164.60
Required Pool Pct. minus 100% times Initial Invested Amount	$0.00
Required Depositor Amount Series 2006-6	$216,762,164.60

VIII. Reserve Fund

Beginning of Collection Period Balance	$6,000,000.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$6,000,000.00
Increases/(Decreases)	$0.00
Payment Date Balance	$6,000,000.00

IX. Memo Items

Excess Funding Amount Series 2006-6	$0.00
14-Apr-11 01:46 PM

Ford Credit Floorplan Master Owner
Monthly Investor Report

Collection Period	3/1/2011 - 3/31/2011
Payment Date	4/15/2011
Series 2009-2 Summary
I. 2009-2 Origination Information

Date of Origination	October 09, 2009
Expected Final Payment Date	September 15, 2012
Final Maturity Date	September 15, 2014

Class A Notes
Original Principal Outstanding	$1,500,000,000.00
Interest Rate	One Month Libor plus 1.55% per year

II. Series Allocations
Current Floating Investor Percentage	13.48259636%
Investor Principal Collections	$809,309,196.67
Principal Default Amounts	$0.00
Investor Interest Collections	$6,868,386.02
III. Collections

Interest
Investor Interest Collections	$6,868,386.02
Reserve Fund Investment Proceeds	$2,079.85
Accumulation Period Reserve Account Release	$0.00
Accumulation Period Reserve Account Investment Proceeds	$0.00
Principal Funding Account Investment Proceeds	$0.00
Excess Depositor Interest/Principal Allocation	$355,290.99
Available Investor Interest Collections	$7,225,756.86
Shared Interest Collections from Excess Interest Sharing Group One	$0.00
Available Subordination Draw	$0.00
Reserve Fund Draw	$0.00
Reallocated Principal Collections	$0.00
Total Interest Amounts	$7,225,756.86

Principal
Investor Principal Collections	$809,309,196.67
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections	$0.00
Shared Principal Collections from Principal Sharing Group One	$0.00
Reserve Fund Draw	$0.00
Available Investor Principal Collections	$809,309,196.67

IV. Interest Calculations
Class A Notes
Monthly Interest	$2,331,458.33
14-Apr-11 01:46 PM

Ford Credit Floorplan Master Owner
Monthly Investor Report

Collection Period	3/1/2011 - 3/31/2011
Payment Date	4/15/2011

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount	$7,225,756.86
(1) Current Interest Plus Unpaid Interest from Prior Periods — Class A Notes	$2,331,458.33
(2) Unpaid Fees and Disbursements to Owner/Indenture Trustee up to a max of $150,000.00 per year	$0.00
(3) Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer	$14,419.10
(4) Investor Default Amount, to be added to Principal Collections	$0.00
(5) Replenish Reserve Fund	$0.00
(6) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections	$0.00
(7) Fund Accumulation Period Reserve Account	$0.00
(8) Servicing Fees due Ford Credit	$1,602,121.90
(9) Required Subordination Shortfall to be sent to holders of Depositor Interest	$0.00
(10) Unpaid Fees and Disbursements to Owner/Indenture Trustee pursuant to clause (2)	$0.00
(11) Other Amounts due to Back-up Servicer or Successor Servicer	$0.00
(12) Shared with other series in Excess Interest Sharing Group One	$221,339.53
(13) Remainder released to holders of Depositor Interest	$3,056,418.00

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$809,309,196.67
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$809,309,196.67

VII. Subordination and Participation

Subordination Percentage	47.06%
Incremental Subordinated Amount	$44,534,384.69
Required Subordinated Amount	$750,416,737.63
Required Pool Pct. minus 100% times Initial Invested Amount	$0.00
Required Depositor Amount Series 2009-2	$750,416,737.63

VIII. Distribution to Holders of Notes
(per $1,000 denomination note)

Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$1.55

Total Amount Distributed Class A	$1.55

IX. Reserve Fund

Beginning of Collection Period Balance	$15,000,000.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$15,000,000.00
Increases/(Decreases)	$0.00
Payment Date Balance	$15,000,000.00
14-Apr-11 01:46 PM

Ford Credit Floorplan Master Owner
Monthly Investor Report

Collection Period	3/1/2011 - 3/31/2011
Payment Date	4/15/2011

X. Memo Items
Excess Funding Amount 2009-2	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Accumulation Amount — This Period	$0.00
Controlled Accumulation Amount — Cumulative	$0.00
14-Apr-11 01:46 PM

Ford Credit Floorplan Master Owner
Monthly Investor Report

Collection Period	3/1/2011 - 3/31/2011
Payment Date	4/15/2011
Series 2010-1 Summary
I. 2010-1 Origination Information

Date of Origination	January 14, 2010
Expected Final Payment Date	December 15, 2012
Final Maturity Date	December 15, 2014

	Class A Notes	Class B Notes	Class C Notes	Total
Original Principal Outstanding	$1,250,000,000.00	$91,912,000.00	$137,868,000.00	$1,479,780,000.00
Interest rate	One Month LIBOR plus 1.65% per year	2.25% per year	One Month LIBOR plus 2.65% per year	One Month LIBOR plus

II. Series Allocations

Current Floating Investor Percentage	13.30085096%
Investor Principal Collections	$798,399,708.70
Principal Default Amounts	$0.00
Investor Interest Collections	$6,775,800.18

III. Collections

Interest
Investor Interest Collections	$6,775,800.18
Reserve Fund Investment Proceeds	$2,051.78
Accumulation Period Reserve Account Release	$0.00
Accumulation Period Reserve Account Investment Proceeds	$0.00
Principal Funding Account Investment Proceeds	$0.00
Excess Depositor Interest/Principal Allocation	$350,501.67

Available Investor Interest Collections	$7,128,353.63
Shared Interest Collections from Excess Interest Sharing Group One	$0.00
Available Subordination Draw	$0.00
Reserve Fund Draw	$0.00
Reallocated Principal Collections	$0.00
Total Interest Amounts	$7,128,353.63

Principal
Investor Principal Collections	$798,399,708.70
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections	$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)	$0.00
Reserve Fund Draw	$0.00
Available Investor Principal Collections	$798,399,708.70
14-Apr-11 01:46 PM

Ford Credit Floorplan Master Owner
Monthly Investor Report

Collection Period	3/1/2011 - 3/31/2011
Payment Date	4/15/2011
IV. Interest Calculations

	Class A Notes	Class B Notes	Class C Notes
Original Principal Outstanding	$1,250,000,000.00	$91,912,000.00	$137,868,000.00
LIBOR	0.25500%	0.25500%	0.25500%
Spread	1.65000%	2.25000%	2.65000%
Note Interest Rate	1.90500%	2.50500%	2.90500%
Days in Interest Period	31	31	31
Monthly Interest	$2,050,520.83	$198,261.84	$344,880.63

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount	$7,128,353.63

(1) Current Interest Plus Unpaid Interest from Prior Periods — Class A Notes	$2,050,520.83
(2) Current Interest Plus Unpaid Interest from Prior Periods — Class B Notes	$198,261.84
(3) Current Interest Plus Unpaid Interest from Prior Periods — Class C Notes	$344,880.63
(4) Unpaid Fees and Disbursements to Owner/Indenture Trustee up to a max of $150,000.00 per year	$0.00
(5)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer	$14,224.73
(6) Investor Default Amount, to be added to Principal Collections	$0.00
(7) Replenish Reserve Fund	$0.00
(8) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections	$0.00
(9) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections	$0.00
(10) Fund Accumulation Period Reserve Account	$0.00
(11) Servicing Fees due Ford Credit	$1,580,525.29
(12) Required Subordination Shortfall to be sent to holders of Depositor Interest	$0.00
(13) Unpaid Fees and Disbursements to Owner/Indenture Trustee pursuant to clause (ii)	$0.00
(14) Other Amounts due to Back-up Servicer or Successor Servicer	$0.00
(15) Shared with other series in Excess Interest Sharing Group One	$198,527.50
(16) Remainder released to holders of Depositor Interest	$2,741,412.81

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$798,399,708.70
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$798,399,708.70

VII. Subordination and Participation

Subordination Percentage	24.22%
Incremental Subordinated Amount	$37,112,001.99
Required Subordinated Amount	$395,568,026.83
Required Pool Pct. minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2010-1	$395,568,026.83
14-Apr-11 01:46 PM

Ford Credit Floorplan Master Owner
Monthly Investor Report

Collection Period	3/1/2011 - 3/31/2011
Payment Date	4/15/2011

VIII. Distribution to Holders of Notes
(per $1,000 denomination note)

Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$1.64

Total Amount Distributed Class A	$1.64

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$2.16

Total Amount Distributed Class B	$2.16

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$2.50

Total Amount Distributed Class C	$2.50

IX. Reserve Fund

Beginning of Collection Period Balance	$14,797,800.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$14,797,800.00
Increases/(Decreases)	$0.00
Payment Date Balance	$14,797,800.00

X. Memo Items

Excess Funding Amount 2010-1	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Accumulation Amount — This Period	$0.00
Controlled Accumulation Amount — Cumulative	$0.00
14-Apr-11 01:46 PM

Ford Credit Floorplan Master Owner
Monthly Investor Report

Collection Period	3/1/2011 - 3/31/2011
Payment Date	4/15/2011
Series 2010-2 Summary
I. 2010-2 Origination Information

Date of Origination	February 04, 2010
Expected Final Payment Date	February 15, 2015
Final Maturity Date	February 15, 2017

	Class A Notes	Class B Notes	Class C Notes	Total
Original Principal Outstanding	$220,497,000.00	$6,211,000.00	$23,292,000.00	$250,000,000.00
Note Interest rate	4.43%	5.01%	5.60%

II. Series Allocations

Current Floating Investor Percentage	2.24709939%
Investor Principal Collections	$134,884,866.11
Principal Default Amounts	$0.00
Investor Interest Collections	$1,144,731.00
III. Collections

Interest
Investor Interest Collections	$1,144,731.00
Reserve Fund Investment Proceeds	$346.69
Accumulation Period Reserve Account Release	$0.00
Accumulation Period Reserve Account Investment Proceeds	$0.00
Principal Funding Account Investment Proceeds	$0.00
Excess Depositor Interest/Principal Allocation	$59,215.17

Available Investor Interest Collections	$1,204,292.86
Shared Interest Collections from Excess Interest Sharing Group One	$13,758.99
Available Subordination Draw	$0.00
Reserve Fund Draw	$0.00
Reallocated Principal Collections	$0.00

Total Interest Amounts	$1,218,051.85

Principal
Investor Principal Collections	$134,884,866.11
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections	$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)	$0.00
Reserve Fund Draw	$0.00
Available Investor Principal Collections	$134,884,866.11
14-Apr-11 01:46 PM

Ford Credit Floorplan Master Owner
Monthly Investor Report

Collection Period	3/1/2011 - 3/31/2011
Payment Date	4/15/2011
IV. Interest Calculations

	Class A Notes	Class B Notes	Class C Notes
Original Principal Outstanding	$220,497,000.00	$6,211,000.00	$23,292,000.00
Note Interest Rate	4.43000%	5.01000%	5.60000%
Days in Interest Period	30	30	30
Monthly Interest	$814,001.43	$25,930.93	$108,696.00

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount	$1,218,051.85

(1) Current Interest Plus Unpaid Interest from Prior Periods — Class A Notes	$814,001.43
(2) Current Interest Plus Unpaid Interest from Prior Periods — Class B Notes	$25,930.93
(3) Current Interest Plus Unpaid Interest from Prior Periods — Class C Notes	$108,696.00
(4) Unpaid Fees and Disbursements to Owner/Indenture Trustee up to a max of $150,000.00 per year	$0.00
(5)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer	$2,403.18
(6) Investor Default Amount, to be added to Principal Collections	$0.00
(7) Replenish Reserve Fund	$0.00
(8) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections	$0.00
(9) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections	$0.00
(10) Fund Accumulation Period Reserve Account	$0.00
(11) Servicing Fees due Ford Credit	$267,020.31
(12) Required Subordination Shortfall to be sent to holders of Depositor Interest	$0.00
(13) Unpaid Fees and Disbursements to Owner/Indenture Trustee pursuant to clause (iv)	$0.00
(14) Other Amounts due to Back-up Servicer or Successor Servicer	$0.00
(15) Shared with other series in Excess Interest Sharing Group One	$0.00
(16) Remainder released to holders of Depositor Interest	$0.00

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$134,884,866.11
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Transferor Interest	$134,884,866.11

VII. Subordination and Participation

Subordination Percentage	24.22%
Incremental Subordinated Amount	$6,269,851.26
Required Subordinated Amount	$66,828,857.47
Required Pool Pct. minus 100% times Initial Invested Amount	$0.00
Required Depositor Amount Series 2010-2	$66,828,857.47
14-Apr-11 01:46 PM

Ford Credit Floorplan Master Owner
Monthly Investor Report

Collection Period	3/1/2011 - 3/31/2011
Payment Date	4/15/2011

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$3.69

Total Amount Distributed Class A	$3.69

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$4.18

Total Amount Distributed Class B	$4.18

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$4.67

Total Amount Distributed Class C	$4.67

IX. Reserve Fund

Beginning of Collection Period Balance	$2,500,000.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$2,500,000.00
Increases/(Decreases)	$0.00
Payment Date Balance	$2,500,000.00

X. Memo Items

Excess Funding Amount 2010-2	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Accumulation Amount — This Period	$0.00
Controlled Accumulation Amount — Cumulative	$0.00
14-Apr-11 01:46 PM

Ford Credit Floorplan Master Owner
Monthly Investor Report

Collection Period	3/1/2011 - 3/31/2011
Payment Date	4/15/2011
Series 2010-3 Summary
I. 2010-3 Origination Information

Date of Origination	March 11, 2010
Expected Final Payment Date	February 15, 2015
Final Maturity Date	February 15, 2017

	Class A1 Notes	Class A2 Notes	Class B Notes	Class C Notes	Total
Original Principal Outstanding	$525,000,000.00	$475,000,000.00	$28,169,000.00	$105,634,000.00	$1,133,803,000.00
Note Interest rate	4.20%	One Month LIBOR plus 1.70% per year	4.64%	4.99%

II. Series Allocations

Current Floating Investor Percentage	10.19107213%

Investor Principal Collections	$611,731,463.41
Principal Default Amounts	$0.00
Investor Interest Collections	$5,191,597.79

III. Collections

Interest
Investor Interest Collections	$5,191,597.79
Reserve Fund Investment Proceeds	$1,572.06
Accumulation Period Reserve Account Release	$0.00
Accumulation Period Reserve Account Investment Proceeds	$0.00
Principal Funding Account Investment Proceeds	$0.00
Excess Depositor Interest/Principal Allocation	$268,553.33

Available Investor Interest Collections	$5,461,723.18
Shared Interest Collections from Excess Interest Sharing Group One	$0.00
Available Subordination Draw	$0.00
Reserve Fund Draw	$0.00
Reallocated Principal Collections	$0.00

Total Interest Amounts	$5,461,723.18

Principal
Investor Principal Collections	$611,731,463.41
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections	$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)	$0.00
Reserve Fund Draw	$0.00
Available Investor Principal Collections	$611,731,463.41
14-Apr-11 01:46 PM

Ford Credit Floorplan Master Owner
Monthly Investor Report

Collection Period	3/1/2011 - 3/31/2011
Payment Date	4/15/2011
IV. Interest Calculations

	Class A1 Notes	Class A2 Notes	Class B Notes	Class C Notes
Original Principal Outstanding	$525,000,000.00	$475,000,000.00	$28,169,000.00	$105,634,000.00
Note Interest Rate	4.20000%	N/A	4.64000%	4.99000%
LIBOR Rate	N/A	0.25500%	N/A	N/A
Spread	N/A	1.70%	N/A	N/A

Days in Interest Period	30	31	30	30
Monthly Interest	$1,837,500.00	$799,649.31	$108,920.13	$439,261.38
V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount $5,461,723.18
(1) Current Interest Plus Unpaid Interest from Prior Periods — Class A Notes	$2,637,149.31
(2) Current Interest Plus Unpaid Interest from Prior Periods — Class B Notes	$108,920.13
(3) Current Interest Plus Unpaid Interest from Prior Periods — Class C Notes	$439,261.38
(4) Unpaid Fees and Disbursements to Owner/Indenture Trustee up to a max of $150,000.00 per year	$0.00
(5)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer	$10,898.94
(6) Investor Default Amount, to be added to Principal Collections	$0.00
(7) Replenish Reserve Fund	$0.00
(8) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections	$0.00
(9) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections	$0.00
(10) Fund Accumulation Period Reserve Account	$0.00
(11) Servicing Fees due Ford Credit	$1,210,993.74
(12) Required Subordination Shortfall to be sent to holders of Depositor Interest	$0.00
(13) Unpaid Fees and Disbursements to Owner/Indenture Trustee pursuant to clause (iv)	$0.00
(14) Other Amounts due to Back-up Servicer or Successor Servicer	$0.00
(15) Shared with other series in Excess Interest Sharing Group One	$71,207.97
(16) Remainder released to holders of Depositor Interest	$983,291.71

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$611,731,463.41
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$611,731,463.41

VII. Subordination and Participation

Subordination Percentage	24.22%
Incremental Subordinated Amount	$28,435,104.67
Required Subordinated Amount	$303,083,036.35
Required Pool Pct. minus 100% times Initial Invested Amount	$0.00
Required Depositor Amount Series 2010-3	$303,083,036.35
14-Apr-11 01:46 PM

Ford Credit Floorplan Master Owner
Monthly Investor Report

Collection Period	3/1/2011 - 3/31/2011
Payment Date	4/15/2011

VIII. Distribution to Holders of Notes
(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$2.64

Total Amount Distributed Class A	$2.64

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$3.87

Total Amount Distributed Class B	$3.87

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$4.16

Total Amount Distributed Class C	$4.16

IX. Reserve Fund

Beginning of Collection Period Balance	$11,338,030.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$11,338,030.00
Increases/(Decreases)	$0.00
Payment Date Balance	$11,338,030.00

X. Memo Items

Excess Funding Amount 2010-3	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Accumulation Amount — This Period	$0.00
Controlled Accumulation Amount — Cumulative	$0.00
14-Apr-11 01:46 PM

Ford Credit Floorplan Master Owner
Monthly Investor Report

Collection Period	3/1/2011 - 3/31/2011
Payment Date	4/15/2011
Series 2010-4 Summary
I. 2010-4 Origination Information

Initial Issuance Date	March 12, 2010
Initial Stated Commitment Expiration Date	March 12, 2013

	Beginning of Period		End of Period Adjusted		Payment Date Adjusted
	Adjusted Invested	Increase/	Invested	Increase/	Invested
	Amount	(Decrease)	Amount	(Decrease)	Amount
Series 2010-4	$0.00	$0.00	$0.00	$0.00	$0.00
II. Series Allocations

Current Floating Investor Percentage	0.00000000%
Investor Principal Collections	$0.00
Principal Default Amounts	$0.00
Investor Interest Collections	$0.00

III. Collections

Interest
Investor Interest Collections	$0.00
Reserve Fund Investment Proceeds	$0.00
Principal Funding Account Investment Proceeds	$0.00
Excess Depositor Interest/Principal Allocation	$0.00

Available Investor Interest Collections	$0.00

Shared Interest Collections from Excess Interest Sharing Group One	$279,861.11
Available Subordination Draw	$0.00
Reserve Fund Draw	$0.00
Reallocated Principal Collections	$0.00
Total Interest Amounts	$279,861.11

Principal
Investor Principal Collections	$0.00
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections	$0.00
Shared Principal Collections from Principal Sharing Group One	$0.00
Reserve Fund Draw	$0.00
Withdrawal from Excess Funding Account	$0.00

Available Investor Principal Collections	$0.00
14-Apr-11 01:46 PM

Ford Credit Floorplan Master Owner
Monthly Investor Report

Collection Period	3/1/2011 - 3/31/2011
Payment Date	4/15/2011
IV. Interest Amount Due

Series 2010-4 Interest Amount	$0.00

LIBOR Rate Current Period	0.25500%
LIBOR Rate Next Period	0.21875%
Spread	2.30%

Days in Interest Period	31

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount	$279,861.11

(1) Series 2010-4 Interest Amount	$0.00
(2) Unpaid Fees and Disbursements to Owner/Indenture Trustee up to a max of $150,000.00 per year	$0.00
(3) Back-up Servicing Fee and any previously unpaid Backup Servicing fee or Servicing fee if FMCC is no longer the Servicer	$0.00
(4) Investor default Amount, to be added to Principal Collections	$0.00
(5) Replenish Reserve Fund	$0.00
(6) Investor Charge-Offs not previously reimbursed to be added to Principal Collections	$0.00
(7) Servicing Fee due FMCC	$0.00
(8) Required Subordination Shortfall to be sent to holders of Depositor Interest	$0.00
(9) Series 2010-4 Commitment Fees	$279,861.11
(10) Other Amounts due Funding Agent	$0.00
(11) Unpaid Fees and Disbursements to Owner/Indenture Trustee pursuant to clause (ii)	$0.00
(12) Other amounts due to Back-up Servicer or Successor Servicer	$0.00
(13) Shared with other series in Excess Interest Sharing Group One	$0.00
(14) Remainder released to holders of Depositor Interest	$0.00

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$0.00
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$0.00

VII. Subordination and Participation
Subordination Percentage	18.34%
Incremental Subordinated Amount	$0.00
Required Subordinated Amount	$0.00
Required Pool Pct. minus 100% times Initial Invested Amount	$0.00
Required Depositor Amount Series 2010-4	$0.00
14-Apr-11 01:46 PM

Ford Credit Floorplan Master Owner
Monthly Investor Report

Collection Period	3/1/2011 - 3/31/2011
Payment Date	4/15/2011
VIII. Reserve Fund

Beginning of Collection Period Balance	$0.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$0.00
Increases/(Decreases)	$0.00
Payment Date Balance	$0.00

IX. Memo Items
Excess Funding Amount Series 2010-4	$0.00
14-Apr-11 01:46 PM

Ford Credit Floorplan Master Owner
Monthly Investor Report

Collection Period	3/1/2011 - 3/31/2011
Payment Date	4/15/2011
Series 2010-5 Summary
I. 2010-5 Origination Information

Date of Origination	October 6, 2010
Expected Final Payment Date	September 15, 2013
Final Maturity Date	September 15, 2015

	Class A1 Notes	Class A2 Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$350,000,000.00	$150,000,000.00	$13,333,000.00	$50,000,000.00	$23,333,000.00
Note Interest rate	1.50%	One Month LIBOR plus 0.70% per year	1.82%	2.07%	2.41%

Total Original Principal Outstanding		$586,666,000.00

II. Series Allocations

Current Floating Investor Percentage	5.27318725%
Investor Principal Collections	$316,529,459.45
Principal Default Amounts	$0.00
Investor Interest Collections	$2,686,299.04

III. Collections

Interest
Investor Interest Collections	$2,686,299.04
Reserve Fund Investment Proceeds	$813.48
Accumulation Period Reserve Account Release	$0.00
Accumulation Period Reserve Account Investment Proceeds	$0.00
Principal Funding Account Investment Proceeds	$0.00
Excess Depositor Interest/Principal Allocation	$138,958.10

Available Investor Interest Collections	$2,826,070.62
Shared Interest Collections from Excess Interest Sharing Group One	$0.00
Available Subordination Draw	$0.00
Reserve Fund Draw	$0.00
Reallocated Principal Collections	$0.00
Total Interest Amounts	$2,826,070.62

Principal
Investor Principal Collections	$316,529,459.45
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections	$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)	$0.00
Reserve Fund Draw	$0.00

Available Investor Principal Collections	$316,529,459.45
14-Apr-11 01:46 PM

Ford Credit Floorplan Master Owner
Monthly Investor Report

Collection Period	3/1/2011 - 3/31/2011
Payment Date	4/15/2011
IV. Interest Calculations

	Class A1 Notes	Class A2 Notes	Class B Notes
Original Principal Outstanding	$350,000,000.00	$150,000,000.00	$13,333,000.00
Note Interest Rate	1.50000%	N/A	1.82000%
LIBOR Rate	N/A	0.25500%	N/A
Spread	N/A	0.70000%	N/A

Days in Interest Period	30	31	30
Monthly Interest	$437,500.00	$123,354.17	$20,221.72

	Class C Notes	Class D Notes
Original Principal Outstanding	$50,000,000.00	$23,333,000.00
Note Interest Rate	2.07000%	2.41000%
LIBOR Rate	N/A	N/A
Spread	N/A	N/A

Days in Interest Period	30	30
Monthly Interest	$86,250.00	$46,860.44

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount	$2,826,070.62
(1) Current Interest Plus Unpaid Interest from Prior Periods — Class A Notes	$560,854.17
(2) Current Interest Plus Unpaid Interest from Prior Periods — Class B Notes	$20,221.72
(3) Current Interest Plus Unpaid Interest from Prior Periods — Class C Notes	$86,250.00
(4) Current Interest Plus Unpaid Interest from Prior Periods — Class D Notes	$46,860.44
(5) Unpaid Fees and Disbursements to Owner/Indenture Trustee up to a max of $150,000.00 per year	$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer	$5,639.46
(7) Investor Default Amount, to be added to Principal Collections	$0.00
(8) Replenish Reserve Fund	$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections	$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections	$0.00
(11) Fund Accumulation Period Reserve Account	$0.00
(12) Servicing Fees due Ford Credit	$626,606.96
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest	$0.00
(14) Unpaid Fees and Disbursements to Owner/Indenture Trustee pursuant to clause (v)	$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer	$0.00
(16) Shared with other series in Excess Interest Sharing Group One	$99,916.59
(17) Remainder released to holders of Depositor Interest	$1,379,721.28

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$316,529,459.45
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$316,529,459.45

14-Apr-11 01:46 PM

Ford Credit Floorplan Master Owner
Monthly Investor Report

Collection Period	3/1/2011 - 3/31/2011
Payment Date	4/15/2011

VII. Subordination and Participation

Subordination Percentage	13.64%
Incremental Subordinated Amount	$13,968,454.63
Required Subordinated Amount	$93,968,363.72
Required Pool Pct. minus 100% times Initial Invested Amount	$0.00
Required Depositor Amount Series 2010-5	$93,968,363.72

VIII. Distribution to Holders of Notes (per $1,000 denomination note)

Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$1.12

Total Amount Distributed Class A	$1.12

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$1.52

Total Amount Distributed Class B	$1.52

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$1.73

Total Amount Distributed Class C	$1.73

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$2.01

Total Amount Distributed Class D	$2.01

IX. Reserve Fund

Beginning of Collection Period Balance	$5,866,660.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$5,866,660.00
Increases/(Decreases)	$0.00
Payment Date Balance	$5,866,660.00

X. Memo Items

Excess Funding Amount 2010-5	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Accumulation Amount — This Period	$0.00
Controlled Accumulation Amount — Cumulative	$0.00

14-Apr-11 01:46 PM

Ford Credit Floorplan Master Owner
Monthly Investor Report

Collection Period	3/1/2011 - 3/31/2011
Payment Date	4/15/2011
Series 2011-1 Summary
I. 2011-1 Origination Information

Date of Origination Expected Final Payment Date Final Maturity Date	February 24, 2011 February 15, 2014 February 15, 2016

	Class A1 Notes	Class A2 Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$375,000,000.00	$375,000,000.00	$20,000,000.00	$75,000,000.00	$35,000,000.00
Note Interest rate	2.12%	One Month LIBOR	2.41%	2.61%	2.96%
		plus 0.60% per year

Total Original Principal Outstanding		$880,000,000.00

II. Series Allocations

Current Floating Investor Percentage	7.90978986%
Investor Principal Collections	$474,794,728.71
Principal Default Amounts	$0.00
Investor Interest Collections	$4,029,453.13

III. Collections

Interest
Investor Interest Collections	$4,029,453.13
Reserve Fund Investment Proceeds	$1,220.12
Accumulation Period Reserve Account Release	$0.00
Accumulation Period Reserve Account Investment Proceeds	$0.00
Principal Funding Account Investment Proceeds	$0.00
Excess Depositor Interest/Principal Allocation	$208,437.38

Available Investor Interest Collections	$4,239,110.63

Shared Interest Collections from Excess Interest Sharing Group One	$0.00
Available Subordination Draw	$0.00
Reserve Fund Draw	$0.00
Reallocated Principal Collections	$0.00
Total Interest Amounts	$4,239,110.63

Principal
Investor Principal Collections	$474,794,728.71
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections	$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)	$0.00
Reserve Fund Draw	$0.00
Available Investor Principal Collections	$474,794,728.71
14-Apr-11 01:46 PM

Ford Credit Floorplan Master Owner
Monthly Investor Report

Collection Period	3/1/2011 — 3/31/2011
Payment Date	4/15/2011
IV. Interest Calculations

	Class A1 Notes	Class A2 Notes	Class B Notes
Original Principal Outstanding	$375,000,000.00	$375,000,000.00	$20,000,000.00
Note Interest Rate	2.12000%	N/A	2.41000%
LIBOR Rate	N/A	0.25500%	N/A
Spread	N/A	0.60000%	N/A

Days in Interest Period	30	31	30
Monthly Interest	$706,744.69	$276,093.75	$42,849.83

	Class C Notes	Class D Notes
Original Principal Outstanding	$75,000,000.00	$35,000,000.00
Note Interest Rate	2.61000%	2.96000%
LIBOR Rate	N/A	N/A
Spread	N/A	N/A

Days in Interest Period	30	30
Monthly Interest	$174,023.65	$92,103.08
     Memo: Due to an administrative error, the interest paid on March 15, 2011 on the Class A-1, B, C and D notes was calculated using the incorrect number of days in the interest period. As a result, the interest on the Class A-1, B, C and D notes was underpaid on March 15, 2011 by $44,166.67, $2,677.78, $10,875.00 and $5,755.56, respectively. The amounts shown above for each Class of notes include this shortfall and interest on the shortfall at the related note interest rate from March 15, 2011 to April 15, 2011.
V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount	$4,239,110.63
(1) Current Interest Plus Unpaid Interest from Prior Periods — Class A Notes	$982,838.44
(2) Current Interest Plus Unpaid Interest from Prior Periods — Class B Notes	$42,849.83
(3) Current Interest Plus Unpaid Interest from Prior Periods — Class C Notes	$174,023.65
(4) Current Interest Plus Unpaid Interest from Prior Periods — Class D Notes	$92,103.08
(5) Unpaid Fees and Disbursements to Owner/Indenture Trustee up to a max of $150,000.00 per year	$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer	$8,459.20
(7) Investor Default Amount, to be added to Principal Collections	$0.00
(8) Replenish Reserve Fund	$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections	$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections	$0.00
(11) Fund Accumulation Period Reserve Account	$0.00
(12) Servicing Fees due Ford Credit	$939,911.51
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest	$0.00
(14) Unpaid Fees and Disbursements to Owner/Indenture Trustee pursuant to clause (v)	$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer	$0.00
(16) Shared with other series in Excess Interest Sharing Group One	$134,982.86
(17) Remainder released to holders of Depositor Interest	$1,863,942.06
14-Apr-11 01:46 PM

Ford Credit Floorplan Master Owner
Monthly Investor Report

Collection Period Payment Date	3/1/2011 - 3/31/2011 4/15/2011

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$474,794,728.71
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$474,794,728.71

VII. Subordination and Participation

Subordination Percentage	13.64%
Incremental Subordinated Amount	$20,952,705.75
Required Subordinated Amount	$140,952,705.75
Required Pool Pct. minus 100% times Initial Invested Amount	$0.00
Required Depositor Amount Series 2011-1	$140,952,705.75

VIII. Distribution to Holders of Notes (per $1,000 denomination note)

Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$1.31

Total Amount Distributed Class A	$1.31

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$2.14

Total Amount Distributed Class B	$2.14

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$2.32

Total Amount Distributed Class C	$2.32

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$2.63

Total Amount Distributed Class D	$2.63

IX. Reserve Fund

Beginning of Collection Period Balance	$8,800,000.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$8,800,000.00
Increases/(Decreases)	$0.00
Payment Date Balance	$8,800,000.00

X. Memo Items

Excess Funding Amount 2011-1	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Accumulation Amount — This Period	$0.00
Controlled Accumulation Amount — Cumulative	$0.00
14-Apr-11 01:46 PM